UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9176

                 AllianceBernstein Select Investor Series, Inc.
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.



[LOGO] AllianceBernstein (SM)
Investment Research and Management

AllianceBernstein Select Investor Series
Biotechnology Portfolio

================================================================================
High Net Worth Investors--Capital Appreciation

                                              Semi-Annual Report--April 30, 2004
================================================================================

     Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 16, 2004

Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Select Investor Series Biotechnology Portfolio (the "Portfolio") for the semi-annual reporting period ended April 30, 2004.

Investment Objective and Policies
This open-end fund seeks capital appreciation. The Portfolio invests primarily in a non-diversified portfolio of equity securities of biotechnology companies. We seek to identify those biotechnology companies that are expected to benefit significantly from advances in biotechnologies, including, in particular, genomics, the study of genes and nucleic acids such as DNA. Because biotechnology is a relatively new industry and many biotechnology companies, particularly those involved in genomics, are small, the Portfolio may make significant investments in small and mid-capitalization companies, in addition to its investments in large capitalization companies. In addition, the Portfolio may invest a portion of its assets in the equity securities of pharmaceutical companies and in securities of non-U.S. companies and other foreign securities.

The Portfolio may engage in substantial short selling and may use certain other investment practices, including options, futures and forward contracts, and leverage. While these techniques are riskier than many investment strategies, they do provide greater potential for higher total return. The Portfolio is designed for the sophisticated investor who appreciates both the potential and the risks inherent in such strategies.



Investment Results
The following table shows the Portfolio's performance compared to its benchmark, the NASDAQ Biotechnology Index, for the six- and 12-month periods ended April 30, 2004.

--------------------------------------------------------------------------------
   INVESTMENT RESULTS*
   Periods Ended April 30, 2004

                                                   =============================
                                                             Returns
                                                   =============================
                                                   6 Months            12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Select Investor
   Series
   Biotechnology
   Portfolio
     Class A                                         8.37%               30.44%
--------------------------------------------------------------------------------
     Class B                                         7.78%               29.44%
--------------------------------------------------------------------------------
     Class C                                         7.78%               29.44%
--------------------------------------------------------------------------------
   NASDAQ
   Biotechnology
   Index                                             9.30%               36.16%
--------------------------------------------------------------------------------
 * The Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

   The NASDAQ Biotechnology Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a capitalization-weighted index designed to measure the performance of all NASDAQ stocks in the biotechnology sector. The Index contains companies primarily


--------------------------------------------------------------------------------
           AllianceBernstein Select Investor Series--Biotechnology Portfolio o 1 engaged in biomedical research to develop new treatments or cures for human disease. Investors cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including AllianceBernstein Select Investor Series Biotechnology Portfolio.

   Additional investment results appear on pages 4-6.
--------------------------------------------------------------------------------


For the six- and 12-month periods ended April 30, 2004, the Portfolio underperformed its benchmark, the NASDAQ Biotechnology Index. This was primarily a result of the Portfolio's lack of ownership of certain biotechnology companies that developed new cancer therapies. Also contributing to the Portfolio's underperformance were short positions in early-stage high beta drug development companies that rose sharply in a growing market.

Market Review and Investment Strategy

After having a strong run up in valuations during the last part of 2003 and the first part of 2004, biotechnology stocks have started to give back some of the gains in the second quarter of 2004. During the six- and 12-month periods ended April 30, 2004, we continued to focus the Fund on genome technologies and companies that are bringing new drugs to market. We believe that there is a great demand for innovative new medicines by the pharmaceutical industry to replace drugs that are losing their patent protection. Many diseases are underserved by currently available medicines. As a result, physicians are responding to new drugs that offered better clinical trial data. Genomics companies are developing promising new drugs based on the large number of new genes that have been identified over the last 10 years. We remain committed to our thesis that the market will reward biotechnology companies that develop new and innovative products, and that many of these drugs will come from genomics technology. We continue to seek to identify those biotechnology companies that are expected to benefit significantly from advances in biotechnologies, including, in particular, genomics.


--------------------------------------------------------------------------------
2 o AllianceBernstein Select Investor Series--Biotechnology Portfolio

PORTFOLIO SUMMARY
April 30, 2004 (unaudited)


INCEPTION DATES
Class A Shares
7/27/00
Class B Shares
7/27/00
Class C Shares
7/27/00


PORTFOLIO STATISTICS
Net Assets ($mil): $189.3


INDUSTRY BREAKDOWN*
  87.0% Biotechnology
  10.9% Drugs
   2.0% Medical Products
   0.1% Miscellaneous                     [PIE GRAPH OMITTED]



* The Portfolio's industry breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
           AllianceBernstein Select Investor Series--Biotechnology Portfolio o 3

INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004

--------------------------------------------------------------------------------
                                NAV Returns                SEC Returns
                    1 Year         30.44%                    25.00%
          Since Inception*        -13.89%                   -14.87%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)

--------------------------------------------------------------------------------
                    1 Year                                   37.32%
          Since Inception*                                  -15.46%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.


A Word About Risk: The Portfolio is "non-diversified" and is subject to special risks, which are described in the Portfolio's prospectus. The Portfolio concentrates its investments in the stocks of biotechnology companies. The stock market performance of biotechnology stocks can be dramatic in both directions. Because biotechnology is a relatively new industry and many biotechnology companies, particularly those involved in genomics, are small, the Portfolio may make significant investments in small- and mid-capitalization companies, which have historically experienced greater market volatility and typically entail greater risk than large-capitalization stocks. Many biotechnology companies, particularly companies involved in genomics, have little or no operating history, unproven products and no established markets for these products. Investments in these companies are subject to greater risks. The Portfolio can invest in securities denominated in currencies other than the U.S. dollar, which may magnify fluctuations due to changes in international exchange rates and the possibility of substantial volatility due to political and economic uncertainties throughout the world. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*Since Inception: 7/27/00.


--------------------------------------------------------------------------------
4 o AllianceBernstein Select Investor Series--Biotechnology Portfolio

INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004

--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns
                    1 Year         29.44%                    25.44%
           Since Inception*       -14.54%                   -14.77%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)

--------------------------------------------------------------------------------
                    1 Year                                   37.97%
           Since Inception*                                 -15.32%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Portfolio is "non-diversified" and is subject to special risks, which are described in the Portfolio's prospectus. The Portfolio concentrates its investments in the stocks of biotechnology companies. The stock market performance of biotechnology stocks can be dramatic in both directions. Because biotechnology is a relatively new industry and many biotechnology companies, particularly those involved in genomics, are small, the Portfolio may make significant investments in small- and mid-capitalization companies, which have historically experienced greater market volatility and typically entail greater risk than large-capitalization stocks. Many biotechnology companies, particularly companies involved in genomics, have little or no operating history, unproven products and no established markets for these products. Investments in these companies are subject to greater risks. The Portfolio can invest in securities denominated in currencies other than the U.S. dollar, which may magnify fluctuations due to changes in international exchange rates and the possibility of substantial volatility due to political and economic uncertainties throughout the world. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*Inception Date: 7/27/00.


--------------------------------------------------------------------------------
           AllianceBernstein Select Investor Series--Biotechnology Portfolio o 5

INVESTMENT RESULTS




CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004

--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns
                    1 Year         29.44%                    28.44%
           Since Inception*       -14.54%                   -14.54%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)

--------------------------------------------------------------------------------
                    1 Year                                   40.97%
           Since Inception*                                 -15.09%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.


A Word About Risk: The Portfolio is "non-diversified" and is subject to special risks, which are described in the Portfolio's prospectus. The Portfolio concentrates its investments in the stocks of biotechnology companies. The stock market performance of biotechnology stocks can be dramatic in both directions. Because biotechnology is a relatively new industry and many biotechnology companies, particularly those involved in genomics, are small, the Portfolio may make significant investments in small- and mid-capitalization companies, which have historically experienced greater market volatility and typically entail greater risk than large-capitalization stocks. Many biotechnology companies, particularly companies involved in genomics, have little or no operating history, unproven products and no established markets for these products. Investments in these companies are subject to greater risks. The Portfolio can invest in securities denominated in currencies other than the U.S. dollar, which may magnify fluctuations due to changes in international exchange rates and the possibility of substantial volatility due to political and economic uncertainties throughout the world. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*Inception Date: 7/27/00.


--------------------------------------------------------------------------------
6 o AllianceBernstein Select Investor Series--Biotechnology Portfolio

TEN LARGEST HOLDINGS
April 30, 2004 (unaudited)

                                                                   Percent of
Company                                  U.S. $ Value              Net Assets
--------------------------------------------------------------------------------
Amgen, Inc.                             $  14,039,140                 7.4%
--------------------------------------------------------------------------------
Biogen Idec, Inc.                          14,011,025                 7.4
--------------------------------------------------------------------------------
Genentech, Inc.                            13,434,320                 7.1
--------------------------------------------------------------------------------
Protein Design Labs, Inc.                  11,109,024                 5.9
--------------------------------------------------------------------------------
Gilead Sciences, Inc.                      10,511,424                 5.6
--------------------------------------------------------------------------------
Sepracor, Inc.                              9,820,174                 5.2
--------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.            9,580,109                 5.1
--------------------------------------------------------------------------------
Cephalon, Inc.                              9,492,588                 5.0
--------------------------------------------------------------------------------
Human Genome Sciences, Inc.                 8,912,100                 4.7
--------------------------------------------------------------------------------
Medarex, Inc.                               7,290,450                 3.8
--------------------------------------------------------------------------------
                                        $ 108,200,354                57.2%


--------------------------------------------------------------------------------
           AllianceBernstein Select Investor Series--Biotechnology Portfolio o 7

PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-101.3%
Israel-2.1%
Teva Pharmaceutical Industries, Ltd. (ADR) ....         63,800    $   3,927,528
                                                                  -------------

Switzerland-2.3%
Serono SA (ADR) ...............................        290,500        4,299,400
                                                                  -------------

United Kingdom-1.8%
GlaxoSmithKline Plc. (ADR) ....................         84,200        3,536,400
                                                                  -------------

United States-95.1%
Abgenix, Inc.(a) ..............................        386,200        6,283,474
ABIOMED, Inc.(a) ..............................        334,900        3,824,558
Alkermes, Inc.(a) .............................        305,600        4,684,848
Amgen, Inc.(a)(b) .............................        249,496       14,039,140
Amylin Pharmaceuticals, Inc.(a) ...............         91,900        2,058,560
Antigenics, Inc.(a) ...........................         30,000          286,200
Applera Corp.-Applied Biosystems Group ........        300,400        5,578,428
ArQule, Inc.(a) ...............................        270,600        1,796,784
Biogen Idec, Inc.(a) ..........................        237,475       14,011,025
Cephalon, Inc.(a) .............................        166,800        9,492,588
Chiron Corp.(a) ...............................        102,500        4,756,000
Corgentech Inc.(a) ............................          9,000          166,410
Forest Laboratories, Inc.(a) ..................         54,800        3,533,504
Genentech, Inc.(a) ............................        109,400       13,434,320
Genzyme Corp.-General Division(a) .............        105,200        4,582,512
Gilead Sciences, Inc.(a)(b) ...................        172,800       10,511,424
GTx, Inc.(a) ..................................         50,000          675,000
Human Genome Sciences, Inc.(a)(b) .............        730,500        8,912,100
ICOS Corp.(a) .................................        114,100        3,650,059
Medarex, Inc.(a) ..............................        765,000        7,290,450
MedImmune, Inc.(a) ............................        208,400        5,051,616
Millennium Pharmaceuticals, Inc.(a) ...........        639,100        9,580,109
Myriad Genetics, Inc.(a) ......................        151,400        2,608,622
NPS Pharmaceuticals, Inc.(a) ..................        247,400        6,197,370
PerkinElmer, Inc. .............................        326,900        6,292,825
Protein Design Labs, Inc.(a) ..................        453,800       11,109,024
Sepracor, Inc.(a) .............................        205,400        9,820,174
Tanox, Inc.(a) ................................        255,400        4,354,570
Trimeris, Inc.(a) .............................         56,200          826,140
Vertex Pharmaceuticals, Inc.(a) ...............        538,400        4,651,776
                                                                  -------------
                                                                    180,059,610
                                                                  -------------
Total Investments-101.3%
   (cost $204,912,741) ........................                     191,822,938
Other assets less liabilities-(1.3%) ..........                      (2,526,183)
                                                                  -------------
Net Assets-100% ...............................                   $ 189,296,755
                                                                  =============


--------------------------------------------------------------------------------
8 o AllianceBernstein Select Investor Series--Biotechnology Portfolio

SECURITIES SOLD SHORT (see Note D)
                                                      Shares        U.S. $ Value
--------------------------------------------------------------------------------
Bausch & Lomb, Inc. ......................            26,867        $(1,688,054)
Celgene Corp.(a) .........................            10,000           (516,900)
deCode Genetics, Inc.(a) .................           200,000         (1,732,000)
DENTSPLY International, Inc. .............            15,000           (726,900)
Gene Logic, Inc.(a) ......................            75,000           (317,250)
Incyte Corp.(a) ..........................            75,000           (595,500)
Lexicon Genetics, Inc.(a) ................           100,000           (706,000)
Transgenomic, Inc.(a) ....................            50,000            (76,450)
                                                                    -----------

Total Securities Sold Short
   (proceeds $6,483,165) .................                          $(6,359,054)
                                                                    -----------


(a) Non-income producing security.
(b) Positions, or portions, thereof, with an aggregate market value of $16,963,500 have been segregated to collateralize short sales.
    Glossary:
    ADR-American Depositary Receipt
    See notes to financial statements.


--------------------------------------------------------------------------------
           AllianceBernstein Select Investor Series--Biotechnology Portfolio o 9

STATEMENT OF ASSETS & LIABILITIES
April 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $204,912,741).   $   191,822,938
Due from broker for securities sold short...............         7,948,469
Receivable for capital stock sold.......................           289,073
Dividends receivable....................................            22,883
                                                           ---------------
Total assets............................................       200,083,363
                                                           ---------------
Liabilities
Securities sold short, at value (proceeds $6,483,165)...         6,359,054
Due to custodian........................................         2,901,841
Payable for investment securities purchased.............           526,370
Payable for capital stock redeemed......................           388,192
Distribution fee payable................................           134,560
Advisory fee payable....................................            38,332
Dividends payable on securities sold short..............            16,981
Accrued expenses and other liabilities..................           421,278
                                                           ---------------
Total liabilities.......................................        10,786,608
                                                           ---------------
Net Assets..............................................   $   189,296,755
                                                           ===============
Composition of Net Assets
Capital stock, at par...................................   $        33,864
Additional paid-in capital..............................       473,317,789
Accumulated net investment loss.........................        (1,595,313)
Accumulated net realized loss on investment and
  foreign currency transactions.........................      (269,493,893)
Net unrealized depreciation of investment transactions..       (12,965,692)
                                                           ---------------
                                                           $   189,296,755
                                                           ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($56,255,741/9,868,912 shares of capital stock
  issued and outstanding)...............................             $5.70
Sales charge--4.25% of public offering price............               .25
                                                                     -----
Maximum offering price..................................             $5.95
                                                                     =====
Class B Shares
Net asset value and offering price per share
  ($97,696,693/17,620,368 shares of capital stock
  issued and outstanding)...............................             $5.54
                                                                     =====
Class C Shares
Net asset value and offering price per share
  ($35,344,321/6,374,402 shares of capital stock
  issued and outstanding)...............................             $5.54
                                                                     =====


See notes to financial statements.


--------------------------------------------------------------------------------
10 o AllianceBernstein Select Investor Series--Biotechnology Portfolio

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (unaudited)


Investment Income
Dividends (net of foreign taxes withheld
  of $2,261)...........................  $       178,748
Interest...............................            8,327   $       187,075
                                         ---------------
Expenses
Advisory fee...........................          723,911
Distribution fee--Class A..............           84,120
Distribution fee--Class B..............          499,957
Distribution fee--Class C..............          181,201
Transfer agency........................          323,795
Custodian..............................           92,692
Printing...............................           58,274
Audit and legal........................           51,630
Administrative.........................           49,167
Registration...........................           24,502
Directors' fees........................           10,086
Dividends on securities sold short.....            8,560
Miscellaneous..........................            8,012
                                         ---------------
Total expenses.........................        2,115,907
Less: expenses waived and reimbursed
  by the Adviser and the Transfer Agent
 (see Note B)..........................         (336,238)
Less: expense offset arrangement
 (see Note B)..........................              (28)
                                         ---------------
Net expenses...........................                          1,779,641
                                                           ---------------
Net investment loss....................                         (1,592,566)
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.............                        (18,505,052)
   Short sale transactions.............                          1,860,589
   Foreign currency transactions.......                             (3,979)
Net change in unrealized
appreciation/depreciation of:
   Investments.........................                         35,642,512
   Short sales.........................                         (3,135,532)
                                                           ---------------
Net gain on investment and foreign
  currency transactions................                         15,858,538
                                                           ---------------
Net Increase in Net Assets
  from Operations......................                    $    14,265,972
                                                           ===============


See notes to financial statements.


--------------------------------------------------------------------------------
          AllianceBernstein Select Investor Series--Biotechnology Portfolio o 11

STATEMENT OF CHANGES IN NET ASSETS


                                  Six Months
                                     Ended          July 1, 2003    Year Ended
                                April 30, 2004     to October 31,    June 30,
                                  (unaudited)          2003*           2003
                                -------------      -------------   -------------
Increase (Decrease) in
Net Assets from Operations
Net investment loss..............   $(1,592,566)    $ (1,308,605)  $ (3,755,027)
Net realized loss on investment
   and foreign currency
   transactions..................   (16,648,442)      (2,421,301)   (90,789,902)
Net change in unrealized
   appreciation/depreciation
   of investments and foreign
   currency denominated
   assets and liabilities........    32,506,980       13,523,825    128,815,997
                                     ----------       ----------    -----------
Net increase in net assets
   from operations...............    14,265,972        9,793,919     34,271,068
Capital Stock Transactions
Net decrease.....................   (25,561,512)      (9,421,483)   (40,187,959)
                                    -----------      -----------   ------------
Total increase (decrease)........   (11,295,540)         372,436     (5,916,891)
Net Assets
Beginning of period..............   200,592,295      200,219,859    206,136,750
                                    -----------      -----------    -----------
End of period (including
   accumulated net investment
   loss of ($1,595,313), ($2,747)
   and ($5,490), respectively)...  $189,296,755     $200,592,295  $ 200,219,859
                                   ============     ============  =============


* The Fund changed its fiscal year end from June 30 to October 31. See notes to financial statements.


--------------------------------------------------------------------------------
12 o AllianceBernstein Select Investor Series--Biotechnology Portfolio

NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)


NOTE A
Significant Accounting Policies
AllianceBernstein Select Investor Series, Inc. (the "Company"), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company currently comprised of three portfolios, the Premier Portfolio, the Technology Portfolio and the Biotechnology Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Biotechnology Portfolio. The Biotechnology Portfolio (the "Fund") commenced operations on July 27, 2000. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are


--------------------------------------------------------------------------------
          AllianceBernstein Select Investor Series--Biotechnology Portfolio o 13 valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized cur-


--------------------------------------------------------------------------------
14 o AllianceBernstein Select Investor Series--Biotechnology Portfolio rency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income (or expense on securities sold short) is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an Investment Advisory Agreement, the Fund pays the Adviser a monthly fee at an annualized rate of 1.25% of the Fund's average daily net assets (the "Basic Fee") and an adjustment to the Basic Fee based upon the investment performance of the Class A shares of the Fund in relation to the investment record of the NASDAQ Biotechnology Index (the "Index"). The Basic Fee may be increased to as much as 1.75%, annualized, or decreased to as little as ..75%, annualized, based on the investment performance of the Class A shares of the Fund in relation to the investment record of the Index. The fee will equal 1.25%, annualized, if the performance of Class A shares equals the performance of the Index. The performance period for each month during the year will be a rolling 36-month period ending with the current calendar month.


--------------------------------------------------------------------------------
          AllianceBernstein Select Investor Series--Biotechnology Portfolio o 15

Effective January 1, 2004, the Adviser began waiving a portion of its Basic fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. Through April 30, 2004, such waiver amounted to $323,259. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

During the six months ended April 30, 2004, the effective advisory fee, adjusted for investment performance, was at the annualized rate of .42% of the Fund's average daily net assets.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended April 30, 2004, such fees amounted to $49,167.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $111,936 for the six months ended April 30, 2004. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $12,979.

For the six months ended April 30, 2004, the Fund's expenses were reduced by $28 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,512 from the sales of Class A shares and received $54, $137,854 and $943 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended April 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2004 amounted to $95,011, none of which were paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to


--------------------------------------------------------------------------------
16 o AllianceBernstein Select Investor Series--Biotechnology Portfolio

Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $11,732,951 and $1,246,568 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2004, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
  U.S. government securities)..........  $    14,650,942   $    45,008,324
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (including short sale transactions and excluding foreign currency transactions) are as follows:

Gross unrealized appreciation...........................   $    46,843,417
Gross unrealized depreciation...........................       (59,809,109)
                                                           ---------------
Net unrealized depreciation.............................   $   (12,965,692)
                                                           ---------------

Securities Sold Short
The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of replacement. The Fund's obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. In addition, the Fund will consider the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.


--------------------------------------------------------------------------------
          AllianceBernstein Select Investor Series--Biotechnology Portfolio o 17

NOTE E
Capital Stock
There are 9,000,000,000 shares of $0.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                              ==================================================
                                                 Shares
                              ==================================================
                              Six Months Ended   July 1, 2003 to   Year Ended
                                April 30, 2004       October 31,      June 30,
                                    (unaudited)            2003*         2003
                              --------------------------------------------------
Class A
Shares sold                           677,885        248,185        4,756,122
--------------------------------------------------------------------------------
Shares converted from Class B          19,840         12,765           43,657
--------------------------------------------------------------------------------
Shares redeemed                    (1,894,902)      (871,033)      (7,899,701)
--------------------------------------------------------------------------------
Net decrease                       (1,197,177)      (610,083)      (3,099,922)
--------------------------------------------------------------------------------

Class B
Shares sold                           293,338        361,963        1,090,191
--------------------------------------------------------------------------------
Shares converted to Class A           (19,840)       (13,062)         (44,397)
--------------------------------------------------------------------------------
Shares redeemed                    (2,861,662)    (1,284,700)      (6,109,334)
--------------------------------------------------------------------------------
Net decrease                       (2,588,164)      (935,799)      (5,063,540)
--------------------------------------------------------------------------------

Class C
Shares sold                           152,590        148,748          391,045
--------------------------------------------------------------------------------
Shares redeemed                    (1,275,358)      (415,684)      (2,577,107)
--------------------------------------------------------------------------------
Net decrease                       (1,122,768)      (266,936)      (2,186,062)
--------------------------------------------------------------------------------

                              ==================================================
                                                 Amount
                              ==================================================
                              Six Months Ended   July 1, 2003 to   Year Ended
                               April 30, 2004        October 31,      June 30,
                                  (unaudited)              2003*          2003
                              --------------------------------------------------
Class A
Shares sold                     $   3,827,084  $   1,330,231    $  19,338,690
--------------------------------------------------------------------------------
Shares converted from Class B         107,307         67,481          181,235
--------------------------------------------------------------------------------
Shares redeemed                   (10,155,691)    (4,606,007)     (31,617,370)
--------------------------------------------------------------------------------
Net decrease                    $  (6,221,300) $  (3,208,295)   $ (12,097,445)
--------------------------------------------------------------------------------
Class B
Shares sold                     $   1,588,050  $   1,884,983    $   4,592,028
--------------------------------------------------------------------------------
Shares converted to Class A          (107,307)       (67,481)        (181,235)
--------------------------------------------------------------------------------
Shares redeemed                   (14,999,527)    (6,649,569)     (24,011,733)
--------------------------------------------------------------------------------
Net decrease                    $ (13,518,784) $  (4,832,067)   $ (19,600,940)
--------------------------------------------------------------------------------

Class C
Shares sold                     $     835,165  $     777,724    $   1,703,491
--------------------------------------------------------------------------------
Shares redeemed                    (6,656,593)    (2,158,845)     (10,193,065)
--------------------------------------------------------------------------------
Net decrease                    $  (5,821,428) $  (1,381,121)   $  (8,489,574)
--------------------------------------------------------------------------------
* The Fund changed its fiscal year end from June 30 to October 31.


--------------------------------------------------------------------------------
18 o AllianceBernstein Select Investor Series--Biotechnology Portfolio

NOTE F
Risks Involved in Investing in the Fund
Concentration of Risk--Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2004.

NOTE H
Components of Accumulated Earnings (Deficit)
The tax character of distributions to be paid for the fiscal year ending October 31, 2004 will be determined at the end of the current fiscal year. As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses....................   $ (237,741,550)(a)
Unrealized appreciation/(depreciation)..................      (60,576,573)(b)
                                                           --------------
Total accumulated earnings/(deficit)....................   $ (298,318,123)
                                                           --------------

(a) On October 31, 2003, the Fund had a net capital loss carryforward of $237,741,550, of which $8,345,642 expires in the year 2008, $79,405,177 expires in the year 2009, $98,210,933 expires in the year 2010 and $51,779,798 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE I
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices


--------------------------------------------------------------------------------
          AllianceBernstein Select Investor Series--Biotechnology Portfolio o 19 in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

         (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

         (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

         (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Company, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.


--------------------------------------------------------------------------------
20 o AllianceBernstein Select Investor Series--Biotechnology Portfolio

In addition, the Independent Directors of the Company ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Company; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Company as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
          AllianceBernstein Select Investor Series--Biotechnology Portfolio o 21

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   ==========================================================================
                                                                    Class A
                                   ==========================================================================
                                       Six Months           July 1,                                  July 27,
                                            Ended           2003 to                                2000(b) to
                                   April 30, 2004       October 31,            Year Ended June 30,   June 30,
                                      (unaudited)           2003(a)            2003          2002        2001
                                   --------------------------------------------------------------------------
Net asset value,
   beginning of period...........         $  5.26            $ 5.01          $ 4.09        $ 7.40     $ 10.00
                                   --------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(c)...........            (.03)(d)          (.02)           (.06)         (.08)       (.08)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions..................             .47               .27             .98         (3.23)      (2.52)
                                   --------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations....................             .44               .25             .92         (3.31)      (2.60)
                                   --------------------------------------------------------------------------
Net asset value,
   end of period.................         $  5.70            $ 5.26          $ 5.01        $ 4.09     $  7.40
                                   ==========================================================================
Total Return
Total investment return based
   on net asset value(e).........            8.37%             4.99%          22.49%       (44.73)%    (26.00)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............         $56,256           $58,239         $58,492       $60,377    $140,499
Ratios to average net assets of:
  Expenses, net of
   waivers/reimbursements                    1.33%(f)          1.64%(f)        1.86%        1.56%       1.48%(f)
  Expenses, before waivers/
   reimbursements................            1.68%(f)          1.64%(f)        1.86%         1.56%       1.48%(f)
  Expenses, before waivers/
   reimbursements excluding
    interest expense.............            1.68%(f)          1.64%(f)        1.83%         1.49%       1.43%(f)
  Net investment loss............           (1.14)%(d)(f)     (1.35)%(f)      (1.55)%       (1.36)%      (.99)%(f)
Portfolio turnover rate..........               8%                7%             33%           26%        107%



See footnote summary on page 24.


--------------------------------------------------------------------------------
22 o AllianceBernstein Select Investor Series--Biotechnology Portfolio

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   ==========================================================================
                                                                    Class B
                                   ==========================================================================
                                       Six Months           July 1,                                  July 27,
                                            Ended           2003 to                                2000(b) to
                                   April 30, 2004       October 31,            Year Ended June 30,   June 30,
                                      (unaudited)           2003(a)            2003          2002        2001
                                   --------------------------------------------------------------------------
Net asset value,
   beginning of period...........         $  5.14            $ 4.90          $ 4.03        $ 7.35     $ 10.00
                                   --------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(c)...........            (.05)(d)          (.04)           (.09)         (.13)       (.14)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions..................             .45               .28             .96         (3.19)      (2.51)
                                   --------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations....................             .40               .24             .87         (3.32)      (2.65)
                                   --------------------------------------------------------------------------
Net asset value,
   end of period.................         $  5.54            $ 5.14          $ 4.90        $ 4.03     $  7.35
                                   ==========================================================================
Total Return
Total investment return based
   on net asset value(e).........            7.78%             4.90%          21.59%       (45.17)%    (26.50)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............         $97,697          $103,833        $103,664      $105,661    $226,544
Ratios to average net assets of:
  Expenses, net of
    waivers/reimbursements.......            2.07 %(f)         2.38%(f)        2.60%         2.29%       2.17%(f)
  Expenses, before waivers/
    reimbursements...............            2.42%(f)          2.38 %(f)       2.60%         2.29%       2.17%(f)
  Expenses, before waivers/
    reimbursements excluding
    interest expense.............            2.42%(f)          2.38 %(f)       2.58%         2.22%       2.12%(f)
  Net investment loss............           (1.87)%(d(f))     (2.09)%(f)      (2.29)%       (2.09)%     (1.69)%(f)
Portfolio turnover rate..........               8%                7%             33%           26%        107%


See footnote summary on page 24.


--------------------------------------------------------------------------------
          AllianceBernstein Select Investor Series--Biotechnology Portfolio o 23

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   ==========================================================================
                                                                    Class C
                                   ==========================================================================
                                       Six Months           July 1,                                  July 27,
                                            Ended           2003 to                                2000(b) to
                                   April 30, 2004       October 31,            Year Ended June 30,   June 30,
                                      (unaudited)           2003(a)            2003          2002        2001
                                   --------------------------------------------------------------------------
Net asset value,
   beginning of period...........         $  5.14            $ 4.90          $ 4.03        $ 7.35     $ 10.00
                                   --------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(c)...........            (.05)(d)          (.04)           (.09)         (.13)       (.13)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions..................             .45               .28             .96         (3.19)      (2.52)
                                   --------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations....................             .40               .24             .87         (3.32)      (2.65)
                                   --------------------------------------------------------------------------
Net asset value,
   end of period.................         $  5.54            $ 5.14          $ 4.90        $ 4.03     $  7.35
                                   ==========================================================================
Total Return
Total investment return based on
   net asset value(e)............            7.78%             4.90%          21.59%       (45.17)%    (26.50)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............         $35,344           $38,520         $38,064       $40,099     $89,495
Ratios to average net assets of:
  Expenses, net of
     waivers/reimbursements......            2.05 %(f)         2.36%(f)        2.58%         2.27%       2.14%(f)
  Expenses, before waivers/
     reimbursements..............            2.40%(f)          2.36 %(f)       2.58%         2.27%       2.14%(f)
  Expenses, before waivers/
     reimbursements excluding
  interest expense...............            2.40%(f)          2.36 %(f)       2.55%         2.21%       2.09%(f)
  Net investment loss............           (1.86)%(d)(f)     (2.07)%(f)      (2.27)%       (2.07)%     (1.67)%(f)
Portfolio turnover rate..........               8%                7%             33%           26%        107%


(a) The Fund changed its fiscal year end from June 30 to October 31.
(b) Commencement of operations.
(c) Based on average shares outstanding.
(d) Net of expenses waived and reimbursed by the Adviser and Transfer Agent.
(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(f) Annualized.


--------------------------------------------------------------------------------
24 o AllianceBernstein Select Investor Series--Biotechnology Portfolio

BOARD OF DIRECTORS



William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Norman M. Fidel(2), Senior Vice President
Thomas J. Bardong, Vice President
Matthew Murray(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672



(1) Member of the Audit Committee.
(2) Messrs. Fidel and Murray are the persons primarily responsible for the day-to-day management of the Portfolio's investment portfolio.

--------------------------------------------------------------------------------
          AllianceBernstein Select Investor Series--Biotechnology Portfolio o 25

ALLIANCEBERNSTEIN FAMILY OF FUNDS




================================================================================
  Wealth Strategies Funds

  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Funds

  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

================================================================================
  Growth Funds

  Domestic

  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund
  Technology Fund

  Global & International

  All-Asia Investment Fund
  Global Research Growth Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series

  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds

  Domestic

  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International

  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds

  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds

  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds

  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds

  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,26 which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.
*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
26 o AllianceBernstein Select Investor Series--Biotechnology Portfolio

NOTES


--------------------------------------------------------------------------------
          AllianceBernstein Select Investor Series--Biotechnology Portfolio o 27

NOTES



--------------------------------------------------------------------------------
28 o AllianceBernstein Select Investor Series--Biotechnology Portfolio

ALLIANCEBERNSTEIN SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein (SM)
Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

SISBIOSR0404

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.      DESCRIPTION OF EXHIBIT
    -----------      ----------------------
    11 (b) (1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (b) (2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Select Investor Series, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2004